111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                  May 24, 2011

Kieran G. Brown
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 459 (the "Fund")
                       (File No. 333-173408)(CIK 1472904)
                   -------------------------------------------

Mr. Brown:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Advisors Risk Mitigated Return Portfolio(SM), Q-GSP
Series 1 (the "Trust").   The Registration Statement on Form S-6 relating to the
Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 8, 2011. We received comments from the staff of the Commission in a letter from Kieran G. Brown dated May 3, 2011. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

     The following are our responses to the Commission's comments:

     Comment 1

     The comment requested that we revise the formula for the Option exercise price and include examples of the calculation of the Option exercise price assuming the Index remains stable, assuming it loses value, and assuming it gains value (including references to the option premium). The comment also requested that we disclose the returns that are necessary on the Index for the portfolio to receive a payment after paying the option premium. Disclosure has been revised and added in accordance with your comment under "Investment Summary--Principal Investment Strategy" and "Understanding Your Investment-- Option Expiration Examples".

     Comment 2

     The comment requested that we explain how the fifth paragraph under "Investment Summary--Principal Investment Strategy" fits with a unit investment trust's non-managed structure. That paragraph states in relevant part that "The trust has the right to terminate all or a portion of the Options prior to the expiration date by tendering such Options to the Option Counterparty. This might happen to satisfy unit redemptions, pay trust expenses or in certain other limited circumstances to protect the trust as described in the prospectus." While terms of the Options give the Trust this right to terminate the Options prior to expiration, it will only exercise the right under limited circumstances laid out in the trust agreement. In this context, "termination" of the Options refers to a liquidation of the Options back to the option counterparty for the current value. The circumstances in which the Options may be liquidated under the trust agreement are generally the same as those in which the Trust may sell Treasury Obligations and include paying expenses, redeeming units, in limited circumstances to protect the trust, to make required distributions or avoid imposition of taxes on the trust, and otherwise as permitted by the trust agreement. These circumstances are typical of all unit investment trusts.

     Comment 3

     The comment requested that we indicate who the evaluator is in Note 3 under "Investment Summary--Portfolio". Disclosure has been added in accordance with your comment.

     Comment 4

     The comment requested that in the third sentence under "Understanding Your Investment--How to Buy Units" we change "We determine each Option's value based on its good faith determination of the Option's fair value" to "We determine each Option's value based on our good faith determination of the Option's fair value" or clarify the meaning of the word "its". We have changed that sentence in accordance with your comment.

     Comment 5

     The comment requested that under "Understanding Your Investment--Investment Risks--The Options" we explain how long the delay in the calculation of the Option payment or in any payment by the Option Counterparty may be if a disruption event occurs at or near the expiration date of the Options. We have added disclosure clarifying there may be a delay of as many of eight days in accordance with your comment.

     Comment 6

     The comment asked whether Barclays Capital Inc. has any duty to not consider the effect of actions it takes regarding the Index would have on the Option Counterparty. Barclays Capital Inc. does not have any duty to consider the effect of actions it takes regarding the Index would have on the Option Counterparty and it is not necessary for the counterparty to be an affiliate of the Index sponsor. However, we have added disclosure regarding issues related to these comments under "Understanding Your Investment--Investment Risks--Index Risk".

     In addition to making revisions in response to the staff's comments, we have revised the prospectus to reflect certain other minor changes and corrections.

     We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about June 23, 2011 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson